Accounts Receivable, Net (Tables)	12 Months Ended
Nov. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

The accounts receivable, net, as of November 30, 2024 and 2025, consists of the following:

	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Accounts receivable	9,385,961	4,956,391	636,496
Less: allowance for credit losses	(7,027,799)	(2,585,954)	(332,086)
Accounts receivable, net	2,358,162	2,370,437	304,410

Schedule of Allowance for Credit Losses

The movements in the allowance for credit losses are as follows:

	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Balance at beginning of the year	2,154,945	7,027,799	902,504
Provision of expected credit losses	3,890,793	1,200,187	154,127
Write-off of accounts receivable	(982,061)	5,642,032	724,545
Balance at end of the year	7,027,799	2,585,954	332,086